Treasury Stock	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
Treasury Stock
Treasury Stock

In January 2014, the Board of Directors authorized the formal retirement of 13,311,310 shares of common stock held by AK Holding as treasury stock. The retirement had no effect on the number of shares authorized or outstanding or on total stockholders’ equity.